Stock-Based Compensation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2025	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock Shares Reserved			11,437,462	43,012,193
Stock options for accelerated vesting			1,730,153
Exercised			10,338
Weighted-average grant granted			$ 6.7	$ 2.81
Weighted average grant date fair value, Vested			3.38
Weighted average grant date fair value, Forfeited			$ 3.69	$ 2.7
Unrecognized stock based expense			$ 41.2
Weighted average period, unvested common stock options			3 years 3 months 18 days
Performance-based milestone awards		$ 1.1
Stock Option and Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock Shares Reserved			459,417
2025 Inducement Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock Shares Reserved			1,046,940
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock Shares Reserved			895,607
Reduction in fair valuse percentage	85.00%
2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock Shares Reserved			0
Number of options vested			1,507,214
Exercised			222,939